Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Mineral Property, Plant and Equipment
Mineral Property, Plant and Equipment
3.	MINERAL PROPERTY, PLANT AND EQUIPMENT

The Group’s exploration and evaluation assets are comprised of the following:

Year ended December 31, 2022	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning Balance	$112,541	$2,412	$114,953
Addition	–	31	31
Disposal of plant and equipment	–	(8)	(8)
Disposal of mineral property interest [2]	(15,463)	–	(15,463)
Ending balance	97,078	2,435	99,513

Accumulated depreciation
Beginning Balance	–	(1,877)	(1,877)
Depreciation charge for the year [4]	–	(260)	(260)
Derecognition on disposal of plant and equipment	–	8	8
Ending balance	–	(2,129)	(2,129)

Foreign currency translation difference
Beginning Balance	21,079	184	21,263
Movement for the year	8,843	41	8,884
Ending balance	29,922	225	30,147

Net carrying value – December 31, 2022	$127,000	$531	$127,531
Year ended December 31, 2021	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning Balance	$112,541	$3,018	$115,559
Addition	–	277	277
Disposal [3]	–	(29)	(29)
Derecognition of ROU assets [5]	–	(617)	(617)
Modification of lease terms	–	(237)	(237)
Ending balance	112,541	2,412	114,953

Accumulated depreciation
Beginning Balance	–	(2,148)	(2,148)
Depreciation charge for the year [4]	–	(329)	(329)
Derecognition of ROU Assets [5]	–	577	577
Derecognition on disposal [3]	–	23	23
Ending balance	–	(1,877)	(1,877)

Foreign currency translation difference
Beginning Balance	22,083	152	22,235
Movement from derecognition of ROU Assets	–	40	40
Movement for the year	(1,004)	(8)	(1,012)
Ending balance	21,079	184	21,263

Net carrying value – December 31, 2021	$133,620	$719	$134,339

Notes to tables:

1.	Mineral Property Interest

Comprises the Pebble Project, a contiguous block of 1,840 mineral claims covering approximately 274 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.

2.	Disposal of Mineral Property Interest - Royalty Arrangement

On July 26, 2022, the Group announced that it had entered into an agreement (the "Agreement") with an investor (the "Royalty Holder") to receive up to US$60 million over the next two years, in return for the right to receive a portion of the future gold and silver production from the Pebble Project for the life of the mine (see further below). The Group received an initial non-refundable payment of US$12 million from the Royalty Holder concurrently with the execution of the Agreement.

Per the terms of the Agreement, the Royalty Holder made the initial payment of US$12 million in exchange for the right to receive 2% of the payable gold production and 6% of the payable silver production from the Pebble Project, in each case after accounting for a notional payment by the Royalty Holder of US$1,500.00 per ounce of gold and US$10.00 per ounce of silver, respectively, for the life of the mine. If, in the future, spot prices exceed US$4,000.00 per ounce of gold or US$50.00 per ounce of silver, then the Group will share in 20% of the excess price for either metal. Additionally, the Group will retain a portion of the metal produced for recovery rates in excess of 60% for gold and 65% for silver. Pursuant to the terms of the Agreement, the Group settles its obligations by delivery of physical gold and silver production from the Pebble Project.

The Royalty Holder has the right but is under no obligation to invest additional non-refundable amounts, in US$12 million increments, to an aggregate total of US$60 million, within two years of the date of the Agreement, in return for the right to receive up to 10% of the payable gold and up to 30% of the payable silver (in each case, in the aggregate) on the same terms as the first tranche.

Based on the contractual terms of the Agreement, as well as the Group’s specific facts and circumstances, the Group accounted for the first tranche of US$12 million ($15.5 million) as a partial sale of mineral property interest. The Agreement provides the Royalty Holder with rights similar to ownership of an undivided interest in the Pebble Project. The consideration received has been recorded as a recovery of mineral property costs and no gain or loss was recognized on the transaction.

3.	Plant and equipment includes Right-of-Use Assets ("ROU Assets")

ROU Assets, which relate to the use of office space, office equipment and, yard storage are included under Plant and equipment. The following comprises ROU Assets:

Year ended December 31, 2022	Land and Buildings	Equipment	Total
Cost Beginning balance	$1,014	$32	$1,046
Addition	10	–	10
Ending balance	1,024	32	1,056

Accumulated depreciation
Beginning balance	(370)	(20)	(390)
Depreciation charge for the year [4]	(140)	(10)	(150)
Ending balance	(510)	(30)	(540)

Foreign currency translation difference
Beginning balance	(36)	(1)	(37)
Movement for the year	38	–	38
Ending balance	2	(1)	1

Net carrying value – December 31, 2022	$516	$1	$517
Year ended December 31, 2021	Land and Buildings	Equipment	Total
Cost Beginning balance	$1,591	$53	$1,644
Addition	277	–	277
Disposal	–	(21)	(21)
Derecognition [5]	(617)	–	(617)
Modification of lease terms	(237)	–	(237)
Ending balance	1,014	32	1,046

Accumulated depreciation
Beginning balance	(723)	(26)	(749)
Depreciation charge for the year [4]	(224)	(11)	(235)
Derecognition [5]	577	–	577
Derecognition on disposal	–	17	17
Ending balance	(370)	(20)	(390)

Foreign currency translation difference
Beginning balance	(69)	(1)	(70)
Movement from derecognition	40	–	40
Movement for the year	(7)	–	(7)
Ending balance	(36)	(1)	(37)

Net carrying value – December 31, 2021	$608	$11	$619

4.

For the year ended December 31, 2022, ROU Asset depreciation of $104 (2021 – $192) is included in general and administrative expenses (note 9(b)). The remainder is included in exploration and evaluation expenses.

5.

The cost and accumulated depreciation for ROU assets have been restated for the derecognition of office space that the Group vacated during the year ended December 31, 2021. There was no change to the net carrying value of ROU assets reported and there was no impact to the statement of comprehensive loss.